RETIREMENT PLANS (Tables)	12 Months Ended
Dec. 31, 2019
Pension and Postretirement Plans
Financial information related to pension and postretirement health care plans

	U.S.		International		U.S. Postretirement
	Pension (a)		Pension		Health Care
(millions)	2019	2018	2019	2018	2019	2018
Accumulated benefit obligation, end of year	$2,535.9	$2,189.0	$1,585.5	$1,349.9	$165.7	$147.3
Projected benefit obligation
Projected benefit obligation, beginning of year	$2,241.0	$2,485.1	$1,436.7	$1,537.9	$147.3	$181.3
Service cost	72.8	74.5	30.2	33.2	1.4	2.7
Interest cost	89.0	83.1	31.2	29.1	5.6	5.6
Participant contributions	-	-	3.0	3.5	3.4	3.5
Medicare subsidies received	-	-	-	-	-	-
Curtailments and settlements	3.4	-	(18.6)	(22.8)	0.6	-
Plan amendments	-	(40.4)	0.1	-	-	(13.7)
Actuarial (gain) loss	336.4	(181.3)	235.8	(42.7)	22.2	(18.4)
Assumed through acquisitions	-	-	-	11.4	-	-
Other events	-	-	0.6	-	-	-
Benefits paid	(180.1)	(180.0)	(37.6)	(38.7)	(14.8)	(13.7)
Foreign currency translation	-	-	(13.8)	(74.2)	-	-
Projected benefit obligation, end of year (b)	$2,562.5	$2,241.0	$1,667.6	$1,436.7	$165.7	$147.3

Plan assets
Fair value of plan assets, beginning of year	$1,981.4	$2,226.4	$925.6	$981.1	$6.0	$7.6
Actual returns on plan assets	366.9	(70.7)	110.5	2.6	1.1	(0.2)
Company contributions	129.0	5.7	43.3	42.0	13.8	12.3
Participant contributions	-	-	3.0	3.5	-	-
Acquisitions	-	-	-	6.4	-	-
Curtailments and settlements	(4.3)	-	(17.6)	(22.8)	-	-
Benefits paid	(180.1)	(180.0)	(37.6)	(38.7)	(14.8)	(13.7)
Foreign currency translation	-	-	(0.1)	(48.5)	-	-
Fair value of plan assets, end of year (c)	$2,292.9	$1,981.4	$1,027.1	$925.6	$6.1	$6.0
Funded Status, end of year	$(269.6)	$(259.6)	$(640.5)	$(511.1)	$(159.6)	$(141.3)

Amounts recognized in the Consolidated Balance Sheet:
Other assets	$-	$-	$31.1	$39.0	$-	$-
Other current liabilities	(12.5)	(5.9)	(23.6)	(24.4)	(5.2)	(5.0)
Postretirement healthcare and pension benefits	(257.1)	(253.7)	(647.8)	(525.7)	(154.4)	(136.3)
Net liability	$(269.6)	$(259.6)	$(640.3)	$(511.1)	$(159.6)	$(141.3)

Amounts recognized in accumulated other comprehensive loss (income):
Unrecognized net actuarial loss (gain) (d)	$632.4	$539.2	$527.7	$368.0	$(10.5)	$(36.0)
Unrecognized net prior service costs (benefits)	(40.0)	(52.3)	0.6	(6.0)	(11.0)	(34.4)
Tax (benefit) expense	(149.1)	(194.4)	(129.6)	(92.7)	3.4	27.6
Accumulated other comprehensive loss (income), net of tax	$443.3	$292.5	$398.7	$269.3	$(18.1)	$(42.8)

Change in accumulated other comprehensive loss (income):
Amortization of net actuarial (gain) loss	$(23.5)	$(38.9)	$(17.3)	$(16.5)	$4.1	$1.9
Amortization of prior service costs	11.5	6.8	1.1	0.9	23.2	19.7
Current period net actuarial loss (gain)	119.0	51.2	185.8	17.9	21.4	(17.8)
Current period prior service costs	-	-	0.1	-	-	5.2
Curtailments and settlements	(1.5)	-	1.8	(2.3)	0.2	-
Tax (benefit) expense	(25.7)	5.1	(36.9)	5.7	(11.7)	2.4
Pension and postretirement benefits changes	-	(40.4)	-	-	-	(18.9)
Foreign currency translation	-	-	(5.2)	(19.2)	-	-
Other comprehensive loss (income)	$79.8	$(16.2)	$129.4	$(13.5)	$37.2	$(7.5)

(a)	Includes qualified and non-qualified plans.
(b)	Projected benefit obligation includes discontinued operations of $5.3 and $1.4 for the years ended December 31, 2019 and 2018, respectively.
(c)	Fair value of the plan assets includes discontinued operations of $0.6 for the year ended December 31, 2019. There were no plan assets in discontinued operations for the year ended December 31, 2018.
(d)	Accumulated other comprehensive includes discontinued operations of $2.9 and $(0.1) for the years ended December 31, 2019 and 2018, respectively.

Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost

Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2020 are as follows:

			U.S. Post-
	U.S.	International	Retirement
(millions)	Pension (a)	Pension	Health Care
Net actuarial loss	$51.9	$25.5	$0.1
Net prior service benefits	(7.4)	(0.1)	(11.0)
Total	$44.5	$25.4	$(10.9)

(a)	Includes qualified and non-qualified plans.

Aggregate projected benefit obligation, accumulated benefit obligation and fair value of pension plan assets for plans with accumulated benefit obligations in excess of plan assets

December 31, (millions)	2019	2018
Aggregate projected benefit obligation (a)	$3,970.3	$3,427.1
Accumulated benefit obligation (b)	3,877.4	3,308.4
Fair value of plan assets (c)	3,040.5	2,624.3

(a)	Projected benefit obligation includes discontinued operations of $5.3 and $1.4 for the years ended December 31, 2019 and 2018, respectively.
(b)	Accumulated benefit obligation includes discontinued operations of $1.1 for each year ended December 31, 2019 and 2018.
(c)	Fair value of plan assets includes discontinued operations of $0.6 for the year ended December 31, 2019. There were no plan assets in discontinued operations for the year ended December 31, 2018.

Net periodic pension and postretirement health care benefit costs

	U.S.			International			U.S. Postretirement
	Pension (a)			Pension			Health Care
(millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017
Service cost (b)	$72.8	$74.5	$70.2	$30.2	$33.2	$31.4	$1.4	$2.7	$2.6
Interest cost on benefit obligation	89.0	83.1	83.4	31.2	29.1	28.4	5.6	5.6	5.8
Expected return on plan assets	(149.5)	(161.9)	(149.9)	(59.9)	(63.2)	(56.3)	(0.4)	(0.4)	(0.5)
Recognition of net actuarial loss
(gain)	23.6	39.0	28.7	16.3	17.2	18.5	(4.1)	(1.9)	(2.4)
Amortization of prior service benefit	(11.5)	(6.8)	(6.8)	(0.9)	(0.9)	(0.7)	(23.2)	(19.7)	(16.7)
Curtailments and settlements	9.1	-	0.3	(1.9)	2.3	0.9	0.3	-	-
Total expense (benefit)	$33.5	$27.9	$25.9	$15.0	$17.7	$22.2	$(20.4)	$(13.7)	$(11.2)

(a)	Includes qualified and non-qualified plans.
(b)	Service cost includes discontinued operations of $7.8, $7.1 and $6.9 for the year ended December 31, 2019, 2018 and 2017, respectively.

Plan Assumptions	U.S.			International			U.S. Postretirement
	Pension (a)			Pension			Health Care
(percent)	2019	2018	2017	2019	2018	2017	2019	2018	2017
Weighted-average actuarial assumptions
used to determine benefit obligations
as of year end:
Discount rate	3.20%	4.34%	3.70%	1.52%	2.49%	2.17%	3.16%	4.29%	3.66%
Projected salary increase	4.03	4.03	4.03	2.50	2.46	2.46
Weighted-average actuarial assumptions
used to determine net cost:
Discount rate	4.34	3.70	4.27	2.66	2.29	2.32	4.29	3.66	4.14
Expected return on plan assets	7.25	7.75	7.75	6.66	6.67	6.67	7.25	7.75	7.75
Projected salary increase	4.03	4.03	4.03	2.70	2.67	2.83

(a)	Includes qualified and non-qualified plans.

Plan Assumptions
Estimated future benefits payments

(millions)	All Plans (a)
2020	$ 253
2021	232
2022	263
2023	239
2024	251
2025 - 2029	1,244

(a)	Estimate of benefits expected to be paid includes discontinued operations of $2 as of December 31, 2019.

U.S. Pension and Postretirement Health Care Benefits
Pension and Postretirement Plans
Allocation and fair value of plan assets for defined benefit pension and postretirement health care benefit plans

The fair value of the Company’s U.S. plan assets for its defined benefit pension and postretirement health care benefit plans are as follows:

	Fair Value as of			Fair Value as of
(millions)	December 31, 2019			December 31, 2018
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash	$13.2	$-	$13.2	$7.1	$-	$7.1
Equity securities:
Large cap equity	785.9	-	785.9	683.5	-	683.5
Small cap equity	201.7	-	201.7	168.6	-	168.6
International equity	350.4	-	350.4	285.0	-	285.0
Fixed income:
Core fixed income	410.0	-	410.0	358.3	-	358.3
High-yield bonds	107.9	-	107.9	107.6	-	107.6
Emerging markets	41.7	-	41.7	39.4	-	39.4
Insurance company accounts	-	0.3	0.3	-	0.3	0.3
Total investments at fair value	1,910.8	0.3	1,911.1	1,649.5	0.3	1,649.8
Investments measured at NAV			387.9			337.6
Total	$1,910.8	$0.3	$2,299.0	$1,649.5	$0.3	$1,987.4

The Company had no level 3 assets as part of its U.S. plan assets as of December 31, 2019 or 2018.

The allocation of the Company’s U.S. plan assets for its defined benefit pension and postretirement health care benefit plans are as follows:

	Target Asset
Asset Category	Allocation		Percentage
	Percentage		of Plan Assets

December 31	2019	2018	2019	2018

Cash	-%	-%	1%	-%
Equity securities:
Large cap equity	34	34	34	34
Small cap equity	9	9	8	9
International equity	15	15	15	14
Fixed income:
Core fixed income	18	18	18	19
High-yield bonds	5	5	5	5
Emerging markets	2	2	2	2
Other:
Real estate	6	6	7	8
Private equity	8	8	7	7
Distressed debt	3	3	3	2
Total	100%	100%	100%	100%

International Pension
Pension and Postretirement Plans
Allocation and fair value of plan assets for defined benefit pension and postretirement health care benefit plans

	Fair Value as of			Fair Value as of
(millions)	December 31, 2019			December 31, 2018
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash	$7.7	$-	$7.7	$7.1	$-	$7.1
Equity securities:
International equity	-	418.1	418.1	-	412.1	412.1
Fixed income:
Corporate bonds	8.2	207.6	215.8	7.9	162.1	170.0
Government bonds	12.6	215.8	228.4	12.3	169.2	181.5
Insurance company accounts	-	144.2	144.2	-	140.5	140.5
Total investments at fair value	28.5	985.7	1,014.2	27.3	883.9	911.2
Investments measured at NAV			12.9			14.4
Total	$28.5	$985.7	$1,027.1	$27.3	$883.9	$925.6

The Company had no level 3 assets as part of its international plan assets as of December 31, 2019 or 2018.

The allocation of plan assets of the Company’s international plan assets for its defined benefit pension plans are as follows:

	Percentage
Asset Category	of Plan Assets

December 31	2019	2018

Cash	1%	1%
Equity securities:
International equity	41	45
Fixed income:
Corporate bonds	21	18
Government bonds	22	20
Total fixed income	43	38
Other:
Insurance contracts	14	15
Real estate	1	1
Total	100%	100%